Ultra Series Fund
550 Science Drive
Madison, WI  53711
Writer's Direct Dial: 608-216-9147

BY EDGAR

September 1, 2011

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

    RE:  497J, Ultra Series Fund, CIK 0000732697; Target Retirement Date Fund Prospectus dated September 1, 2011

Dear Sir or Madam:

This is to certify that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Reg. 230.497 would not have differed from that contained in the most recent registration statement or amendment (as extended) and that the text of the most recent registration statement or amendment (as extended) has been filed electronically.

This is also to certify that no changes were made to the registrant's registration statement that would have prevented the above referenced post-effective amendment from becoming effective on September 1, 2011 pursuant to Rule 485(b).

Feel free to call me directly at the phone number above with any questions or our Chief Compliance Officer, W. Richard Mason, at 480-443-9537.

Respectfully submitted,

(signature)

Pamela M. Krill
General Counsel
Ultra Series Fund